Pension Plans and Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Anticipated maximum contribution to fund and settle qualified defined benefit pension plan	$ 100
Multiemployer plan contributions	53	42
Cash surrender value of life insurance policies	478	409
Expenses related to retirement investment plans	246	226	152
Severance costs	$ 155	$ 128	$ 67
Multiemployer Plans Funded Status	At least 80 percent